Commitments and Contingencies (Details) (USD $)	0 Months Ended	12 Months Ended				0 Months Ended	9 Months Ended		9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Series C convertible preferred stock	Feb. 05, 2014 Actavis plc (formerly Forest Laboratories Holdings Limited) Series C convertible preferred stock	Sep. 30, 2014 Actavis plc (formerly Forest Laboratories Holdings Limited) Series C convertible preferred stock	Dec. 31, 2013 Actavis plc (formerly Forest Laboratories Holdings Limited) Series C convertible preferred stock	Sep. 30, 2014 Option agreement and a license agreement Minimum	Dec. 31, 2013 Option agreement and a license agreement Minimum	Sep. 30, 2014 Option agreement and a license agreement Maximum	Dec. 31, 2013 Option agreement and a license agreement Maximum	Sep. 30, 2014 Option agreement and a license agreement Actavis plc (formerly Forest Laboratories Holdings Limited)	Dec. 31, 2013 Option agreement and a license agreement Actavis plc (formerly Forest Laboratories Holdings Limited)	Sep. 30, 2014 Option agreement and a license agreement Actavis plc (formerly Forest Laboratories Holdings Limited) Series C convertible preferred stock	Dec. 31, 2013 Option agreement and a license agreement Actavis plc (formerly Forest Laboratories Holdings Limited) Series C convertible preferred stock
Licenses
Consideration received upon the grant of the option													$ 0	$ 0
Option exercise fee													65,000,000	65,000,000
Aggregate potential consideration													365,000,000	430,000,000
Tiered royalties that could be received, as a percentage of net sales of licensed products									10.00%	10.00%	20.00%	20.00%
Term of royalty on sales from the first commercial sale of product													10 years	10 years
Value of temporary equity purchased by licensee		120,562,138	58,957,834	58,641,192	59,935,986			30,000,000
Value of temporary equity allocated to the option agreement							$ 30,000,000								$ 0	$ 0
Preferred stock conversion ratio	0.1613	0.1613				0.1613